Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Vesting schedule
Profit-sharing contribution accounts will vest with the following schedule:
Years of Vesting Service Vested Percentage
Less than 2 years —%
At least 2 years 50%
At least 3 years 100%
The Lakeland 401(k) Plan employer contributions made to the Lakeland 401(k) Plan prior to January 1, 2025, vest according to following graduated vesting schedule:

Years of Vesting Service Vested Percentage
Less than 1 year —%
At least 1 years 25%
At least 2 years 50%
At least 3 years 75%
At least 4 years 100%